(Vanguard Target Retirement 2040 Fund Participant) (Vanguard Target Retirement 2040 Fund, Vanguard Target Retirement 2040 Fund - Investor Shares)	12 Months Ended
Sep. 30, 2011
Vanguard Target Retirement 2040 Fund | Vanguard Target Retirement 2040 Fund - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.19%